Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 53
Within 1 Year [Member]
Schedule of Future Minimum Lease Payments [Line Items]
Lease commitment	$ 53